Expense Example - Causeway Concentrated Equity Fund	Jan. 28, 2021 USD ($)
Institutional Class
Expense Example:
1 Year	$ 87
3 Years	453
Investor Class
Expense Example:
1 Year	112
3 Years	$ 530